Segment Information Divisions - Summary of Operating Results of Reportable Segments (Detail) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Disclosure of Operating Segments [Line Items]
Turnover		€ 26,126	€ 26,352	[1]
Change (%)		(0.90%)
Impact of exchange rates (%)	[2],[3]	1.10%
Impact of acquisitions (%)		0.50%
Impact of disposals (%)		(5.50%)
Underlying Sales Growth (%)		3.30%
Underlying Price Growth (%)	[2],[3]	2.10%
Underlying Volume Growth (%)		1.20%
Operating profit		€ 4,589	4,529	[1]
Underlying operating profit		€ 5,054	€ 4,967	[1]
Operating margin (%)		17.60%	17.20%	[1]
Underlying operating margin (%)		19.30%	18.80%	[1]
Beauty & Personal Care [member]
Disclosure of Operating Segments [Line Items]
Turnover		€ 10,721	€ 10,084
Change (%)		6.30%
Impact of exchange rates (%)	[2]	2.20%
Impact of acquisitions (%)		0.60%
Underlying Sales Growth (%)		3.30%
Underlying Price Growth (%)	[2]	1.60%
Underlying Volume Growth (%)		1.70%
Operating profit		€ 2,322	2,056	[1]
Underlying operating profit		€ 2,469	€ 2,220	[1]
Operating margin (%)		21.70%	20.40%	[1]
Underlying operating margin (%)		23.00%	22.00%	[1]
Home Care [member]
Disclosure of Operating Segments [Line Items]
Turnover		€ 5,410	€ 5,048
Change (%)		7.20%
Impact of exchange rates (%)	[2]	(0.40%)
Impact of acquisitions (%)		0.20%
Underlying Sales Growth (%)		7.40%
Underlying Price Growth (%)	[2]	4.50%
Underlying Volume Growth (%)		2.80%
Operating profit		€ 652	651	[1]
Underlying operating profit		€ 756	€ 646	[1]
Operating margin (%)		12.10%	12.90%	[1]
Underlying operating margin (%)		14.00%	12.80%	[1]
Foods & Refreshment [member]
Disclosure of Operating Segments [Line Items]
Turnover		€ 9,995	€ 11,220
Change (%)		(10.90%)
Impact of exchange rates (%)	[2]	0.60%
Impact of acquisitions (%)		0.50%
Impact of disposals (%)		(13.00%)
Underlying Sales Growth (%)		1.30%
Underlying Price Growth (%)	[2]	1.40%
Underlying Volume Growth (%)		(0.10%)
Operating profit		€ 1,615	1,822	[1]
Underlying operating profit		€ 1,829	€ 2,101	[1]
Operating margin (%)		16.20%	16.20%	[1]
Underlying operating margin (%)		18.30%	18.70%	[1]

[1]	Restated following adoption of IFRS 16. Refer note 1 and note 9.
[2]	Underlying price growth in Venezuela and Argentina has been excluded when calculating the price growth in the tables above, and an equal and opposite adjustment made in the calculation of exchange rate impact. See page 6 for further details.
[3]	Underlying price growth in Venezuela and Argentina has been excluded when calculating the price growth in the tables above, and an equal and opposite adjustment made in the calculation of exchange rate impact. See page 6 for further details. See page 6 for further details.